Patent Licenses - Summary of Future Amortization Expense Related to Intangible Assets Subject to Amortization (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Goodwill And Intangible Assets Disclosure [Abstract]
2016	$ 115
2017	115
2018	115
2019	81
2020	65
Thereafter	2,687
Total	$ 3,178